Financial Assets and Liabilities - Movement in Non-current Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	€ 9,765	€ 10,405
Acquisitions	2,089	1,297
Disposals	(646)	(1,391)
Translation differences	(406)	329
Fair value adjustments and financial updates	(1,163)	129
Transfers and other	(1,472)	(1,004)
Non-current financial assets, ending balance	8,167	9,765
Investments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	825	1,289
Acquisitions	16	73
Disposals	(155)	(446)
Translation differences	(7)	8
Fair value adjustments and financial updates	5	(103)
Transfers and other	(34)	4
Non-current financial assets, ending balance	650	825
Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,770	2,512
Acquisitions	960	952
Disposals	(232)	(955)
Translation differences	(81)	(37)
Fair value adjustments and financial updates	(1)	(21)
Transfers and other	(594)	(681)
Non-current financial assets, ending balance	1,822	1,770
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,938	1,425
Acquisitions	955	169
Disposals	(156)	(102)
Translation differences	(258)	337
Fair value adjustments and financial updates	84	102
Transfers and other	62	7
Non-current financial assets, ending balance	2,625	1,938
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	5,048	5,315
Acquisitions	0	73
Disposals	(120)	(270)
Translation differences	(57)	(15)
Fair value adjustments and financial updates	(1,251)	151
Transfers and other	(808)	(206)
Non-current financial assets, ending balance	2,812	5,048
Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	(154)	(507)
Acquisitions	(12)	(13)
Disposals	41	402
Translation differences	16	30
Fair value adjustments and financial updates	0	0
Transfers and other	(29)	(66)
Non-current financial assets, ending balance	(138)	(154)
Non-current prepayments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	338	371
Acquisitions	170	43
Disposals	(24)	(20)
Translation differences	(19)	6
Fair value adjustments and financial updates	0	0
Transfers and other	(69)	(62)
Non-current financial assets, ending balance	€ 396	€ 338